UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments Florida Insured
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Florida Insured Municipal Income Fund

June 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 155.79%
Education Revenue Bonds – 3.66%
Florida Agriculture & Mechanical University Revenue (Student Apartment Facility) 5.625% 7/1/21 (MBIA)	$1,250,000	$ 1,251,788
		1,251,788
Electric Revenue Bonds – 5.93%
JEA Electric Systems Revenue Series 3-A 5.00% 10/1/34 (FSA)	2,000,000	2,032,240
		2,032,240
Health Care Revenue Bonds – 18.34%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA Program) 5.95% 7/1/20 (AMBAC)	355,000	367,265
Lee Memorial Health System Board of Directors Revenue Refunding Series A 5.00% 4/1/20 (FSA)	1,000,000	1,021,340
Miami-Dade County Public Facilities Revenue (Jackson Health Systems) Series A 5.00% 6/1/35 (MBIA)	1,500,000	1,541,910
Orange County Health Facilities Authority Revenue (Orlando Regional Healthcare) Series A 6.25% 10/1/18 (MBIA)	2,000,000	2,326,480
South Broward Hospital Revenue Refunding 5.00% 5/1/35 (MBIA)	1,000,000	1,025,940
		6,282,935
Housing Revenue Bonds – 23.38%
Broward County Housing Finance Authority (St. Croix Apartments Project) Series A 5.45% 11/1/36 (FSA) (AMT)	930,000	946,284
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2 5.90% 7/1/29 (MBIA) (AMT)	380,000	385,430
(Leigh Meadows Apartments Section 8 HUD) Series N 6.30% 9/1/36 (AMBAC) (AMT)	2,510,000	2,538,640
(Woodbridge Apartments Project) Series L
6.05% 12/1/16 (AMBAC) (AMT)	1,080,000	1,095,109
6.25% 6/1/36 (AMBAC) (AMT)	1,500,000	1,519,920
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A 5.60% 1/1/44 (FSA) (AMT)	1,500,000	1,523,430
		8,008,813
Lease Revenue Bonds – 20.22%
Broward County School Board Certificates of Participation Series A 5.25% 7/1/24 (FSA)	1,000,000	1,046,040
Florida Municipal Loan Council Revenue Series A 5.00% 2/1/35 (MBIA)	2,000,000	2,049,900
Orange County School Board Certificates of Participation Series A 5.00% 8/1/27 (MBIA)	1,250,000	1,273,825
Palm Beach County School Board Certificates of Participation Series D 5.00% 8/1/28 (FSA)	1,500,000	1,528,590
South Florida Water Management District Certificate of Participation 5.00% 10/1/36 (AMBAC)	1,000,000	1,027,910
		6,926,265
Local General Obligation Bonds – 3.89%
Julington Creek Plantation Community Development District Special Assessment 5.00% 5/1/29 (MBIA)	295,000	301,646
Port St. Lucie 5.00% 7/1/35 (MBIA)	1,000,000	1,032,200
		1,333,846
§Pre-Refunded Bonds – 9.31%
Florida State Board of Education (Capital Outlay Public Education) Series C 6.00% 6/1/21-10 (FGIC)	2,000,000	2,131,300
Tampa Utility Tax Improvement Series A 6.125% 10/1/19-09 (AMBAC)	1,000,000	1,058,140
		3,189,440
Special Tax Revenue Bonds – 29.60%
Flagler County Capital Improvements Revenue 5.00% 10/1/35 (MBIA)	1,000,000	1,028,320
Florida State Department of Transportation (Right of Way) 5.00% 7/1/31 (FGIC)	1,525,000	1,565,535
Jacksonville Sales Tax Revenue (Better Jacksonville) 5.00% 10/1/30 (MBIA)	1,500,000	1,542,045
Jacksonville Transportation Revenue 5.25% 10/1/29 (MBIA)	2,000,000	2,076,180
¶Miami-Dade County Special Obligation (Capital Appreciation & Income) Series B 5.00% 10/1/35 (MBIA)	2,000,000	1,871,980
Seminole County Sales Tax Revenue Series A 5.00% 10/1/31 (MBIA)	1,000,000	1,024,730
St. John’s County Sales Tax Revenue Series A 5.00% 10/1/36 (MBIA)	1,000,000	1,032,470
		10,141,260
State General Obligation Bonds – 6.01%
Florida State Board Education Public Education (Capital Outlay) Series E 5.00% 6/1/34 (AMBAC)	2,000,000	2,059,360
		2,059,360
Transportation Revenue Bonds – 15.68%
Florida Ports Financing Commission Revenue (State Transportation Trust Fund) 5.375% 6/1/27 (MBIA) (AMT)	1,000,000	1,010,780
Miami-Dade County Aviation Revenue (Miami International Airport) Series B 5.00% 10/1/37 (FGIC)	2,250,000	2,302,740
Miami-Dade County Expressway Authority Toll Systems Revenue
5.00% 7/1/37 (AMBAC)	1,000,000	1,031,820
Series B 5.00% 7/1/33 (FGIC)	1,000,000	1,025,830
		5,371,170

Water & Sewer Revenue Bonds – 19.77%
Cape Coral Water & Sewer Revenue 4.75% 10/1/31 (AMBAC)	1,000,000	1,004,020
JEA Florida Water & Sewer Systems Revenue (Sub-Second Crossover) 5.00% 10/1/25 (MBIA)	1,000,000	1,030,900
Riviera Beach Utilities Special District Water & Sewer Revenue 5.00% 10/1/34 (FGIC)	1,200,000	1,231,248
Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)	1,500,000	1,532,370
Winter Haven Utility System Revenue 5.00% 10/1/30 (MBIA)	1,915,000	1,974,288
		6,772,826
Total Municipal Bonds (cost $52,615,744)		53,369,943

•Short-Term Investment – 0.58%
Variable Rate Demand Note – 0.58%
Orange County Health Facilities Authority Series B 3.89% 10/1/41 (FGIC)	200,000	200,000
Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 156.37%
(cost $52,815,744)		53,569,943
Receivables and Other Assets Net of Liabilities (See Notes) – 2.01%		688,786
Liquidation Value of Preferred Stock – (58.38%)		(20,000,000)
Net Assets Applicable to 2,422,200 Shares Outstanding – 100.00%		$ 34,258,729

¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of June 30, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Florida Insured Municipal Income Fund (the “Fund”).

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,815,744
Aggregate unrealized appreciation	$1,070,935
Aggregate unrealized depreciation	(316,736)
Net unrealized appreciation	$754,199

3. Inverse Floaters
The Fund may participate in inverse floater programs where the fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. There were no inverse floaters for the period ended June 30, 2007.

Previously, the Fund treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: